Business Combination and Acquisitions Business Combination - Summary of pro forma information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Pro forma net sales	$ 159,673	$ 140,195	$ 521,836	$ 384,237
Pro forma net income (loss)	$ (30,200)	$ 15,045	$ (6,906)	$ 33,195
HPI And Range [Member]
Business Acquisition [Line Items]
Pro forma net sales						$ 373,459	$ 378,287
Pro forma net income (loss)						7,032	$ (30,225)
Range Drake Simpson And Detroit Speed [Member]
Business Acquisition [Line Items]
Pro forma net sales					$ 584,270	461,418
Pro forma net income (loss)					$ 37,304	$ (8,799)